Debt (Term Loan Agreement) (Narrative) (Details) $ in Millions	1 Months Ended
	Nov. 15, 2016 USD ($)	Dec. 31, 2016 USD ($)
Term Loan [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 10,000
Credit agreement - initiation date	Nov. 15, 2016
Debt Instrument, Maturity Date Range, Start	Oct. 23, 2017
Debt Instrument, Maturity Date Range, End	Apr. 23, 2018
Ratio of net debt to EBITDA covenant	3.5 to 1
Number of creditors	20
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Tranche A Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 5,000
Credit agreement - initiation date	Nov. 15, 2016
Debt Instrument, Maturity Date Range, Start	Oct. 23, 2017
Debt Instrument, Maturity Date Range, End	Apr. 23, 2018
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made.
Tranche B Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 5,000
Credit agreement - initiation date	Nov. 15, 2016
Debt Instrument, Maturity Date Range, Start	Oct. 23, 2017
Debt Instrument, Maturity Date Range, End	Apr. 23, 2018
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Amounts borrowed under Tranche B will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.